STOCK PURCHASE WARRANTS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jul. 01, 2012
Summary of all common stock option activity
Outstanding shares, beginning	4,167,584	4,616,000
Warrants Granted	316,464	666,584
Warrants Expired	(787,500)
Outstanding shares, ending	3,696,548	4,167,584
Warrants Granted Minimum	$ 0.13
Warrants Granted maximum	$ 1.33
Outstanding weighted average exercise price, beginning	$ 0.62	$ 0.47	$ 0.83
Warrants Granted	$ 0.83	$ 0.57
Warrants Expired	$ 0.27	$ 0
Outstanding weighted average exercise price, ending	$ 0.63	$ 0.62	$ 0.83
Warrant [Member]
Summary of all common stock option activity
Outstanding shares, beginning	4,843,531	638,217
Warrants Granted	377,500	4,238,764
Warrants Expired	(37,500)	(41,250)
Outstanding shares, ending	5,183,531	4,843,531
Warrants issued and exercisable, beginning	$ 0.95	$ 0.95
Warrants issued and exercisable, beginning	$ 2.00	$ 2.00
Warrants Granted Minimum	$ 0.50	$ 0.83
Warrants Granted maximum	$ 0.83	$ 1.33
Warrants Expired	$ 2.00	$ 2.00
Warrants issued and exercisable, ending	$ 0.50	$ 0.95
Warrants issued and exercisable, ending	$ 2.00	$ 2.00
Outstanding weighted average exercise price, beginning	$ 1.21	$ 1.11
Warrants Granted	$ 0.59	$ 1.23
Warrants Expired	$ 2.00	$ 2.00
Outstanding weighted average exercise price, ending	$ 1.16	$ 1.21